Statements of Cash Flow Data (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of Cash Flow Data.
Cash paid for interest	$ 219,247	$ 114,226	$ 537,512	$ 545,406	$ 472,586
Cash received for interest	7,208	1,692	22,431	11,468	13,744
Cash paid for income taxes	300	4,321	20,624	14,661	12,978
Cash paid for income taxes to DISH Network	106,445	161,055	272,599	384,462	428,591
Vendor financing					40,000
Satellites and other assets financed under capital lease obligations			5,857	10,548	5,282
Receipt of marketable investment securities with no cash consideration			13,237
Net satellite broadband assets distributed to DISH Network			$ 8,628